Subsequent Events (Details) - Subsequent Event [Member]	Feb. 12, 2026 USD ($) $ / shares shares
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Amount of offering cost and operating addition to promissory note – related party expenses (in Dollars) | $	$ 185,446
IPO [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 10
Sale of stock price per share (in Dollars per share) | $ / shares	$ 10
Gross proceeds from public offering (in Dollars) | $	$ 230,000,000
IPO [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Number of units issued	23,000,000
Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Number of units issued	3,000,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Number of units issued	665,000
Price per share (in Dollars per share) | $ / shares	$ 10
Gross proceeds of private placement warrant (in Dollars) | $	$ 6,650,000
Private Placement [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Number of units issued	265,000
Private Placement [Member] | Representatives [Member]
Subsequent Events (Details) [Line Items]
Number of units issued	400,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 11.5